Trade and other receivables - Schedule of trade and other current receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 205,265	$ 141,937
Trade receivables - TI Pool	9,403	40,623
Contract assets	81,483	39,874
Accrued interest	460	361
Deferred charges	43,083	56,171
Deferred fulfillment costs	15,360	11,424
Other receivables	60,147	30,247
Derivatives	487	206
Trade and other receivables	$ 415,688	$ 320,843